SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2019
Computer equipment [Member]
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3-4 years
Office equipment and furniture [Member]
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5-10 years
Computer software [Member]
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	1 year
Vehicles [Member]
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	4 years